UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6076
Registrant’s telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period:  April 30, 2019

Item 1. Schedule of Investments.

Change Finance U.S. Large Cap Fossil Fuel Free ETF
Schedule of Investments
April 30, 2019 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 99.9%
	Communication Services - 6.8%
1,204	CBS Corporation - Class B	$61,729
4,584	CenturyLink, Inc.	52,349
2,092	Discovery, Inc. - Series A (a)	64,643
375	Facebook, Inc. - Class A (a)	72,525
798	Omnicom Group, Inc.	63,864
1,062	Verizon Communications, Inc.	60,736
2,069	Viacom, Inc. - Class B	59,815
		435,661
	Consumer Discretionary - 13.0%
1,628	eBay, Inc.	63,085
2,380	Gap, Inc.	62,071
3,253	Hanesbrands, Inc.	58,782
712	Hasbro, Inc.	72,524
834	Hyatt Hotels Corporation - Class A	63,993
2,313	L Brands, Inc.	59,305
483	Marriott International, Inc. - Class A	65,891
527	PVH Corporation	67,978
1,462	Service Corporation International	60,834
861	Starbucks Corporation	66,882
1,699	Toll Brothers, Inc.	64,732
693	V.F. Corporation	65,426
1,343	Wyndham Destinations, Inc.	58,501
		830,004
	Consumer Staples - 4.1%
1,678	Campbell Soup Company	64,922
386	Estée Lauder Companies, Inc. - Class A	66,319
524	Kimberly-Clark Corporation	67,270
614	Procter & Gamble Company	65,379
		263,890

	Financials - 16.3%
561	American Express Company	65,766
354	Aon plc	63,770
2,094	Bank of America Corporation	64,035
1,160	Bank of New York Mellon Corporation	57,606
137	BlackRock, Inc.	66,478
453	Chubb, Ltd.	65,776
783	Intercontinental Exchange, Inc.	63,697
651	Marsh & McLennan Companies, Inc.	61,383
350	Moody’s Corporation	68,817
1,440	Morgan Stanley	69,480
328	MSCI, Inc.	73,924
486	PNC Financial Services Group, Inc.	66,548
636	Prudential Financial, Inc.	67,231
302	S&P Global, Inc.	66,639
841	State Street Corporation	56,902
610	T. Rowe Price Group, Inc.	65,575
		1,043,627
	Health Care - 15.5%
780	Abbott Laboratories	62,057
202	Anthem, Inc.	53,132
810	Baxter International, Inc.	61,803
243	Becton Dickinson and Company	58,500
184	Biogen, Inc. (a)	42,180
1,170	Bristol-Myers Squibb Company	54,323
728	Celgene Corporation (a)	68,913
346	Cigna Corporation	54,959
1,045	CVS Health Corporation	56,827
362	Edwards Lifesciences Corporation (a)	63,737
479	Eli Lilly & Company	56,062
442	Johnson & Johnson	62,411
668	Medtronic plc	59,325
751	Merck & Company, Inc.	59,111
1,394	Pfizer, Inc.	56,610
233	Thermo Fisher Scientific, Inc.	64,646
249	UnitedHealth Group, Inc.	58,034
		992,630

	Industrials - 7.1%
677	Dover Corporation	66,373
1,141	IHS Markit, Ltd. (a)	65,334
576	Ingersoll-Rand plc	70,623
1,738	Johnson Controls International plc	65,175
349	Parker-Hannifin Corporation	63,197
1,524	Rollins, Inc.	58,933
800	Xylem, Inc.	66,720
		456,355
	Information Technology - 31.0% ♦
234	Adobe, Inc. (a)	67,685
349	Apple, Inc.	70,033
1,596	Applied Materials, Inc.	70,336
212	Arista Networks, Inc. (a)	66,205
371	Autodesk, Inc. (a)	66,116
397	Automatic Data Processing, Inc.	65,263
1,168	Cisco Systems, Inc.	65,350
573	Citrix Systems, Inc.	57,850
852	Cognizant Technology Solutions Corporation - Class A	62,162
724	Fiserv, Inc. (a)	63,162
3,692	Hewlett Packard Enterprise Company	58,371
3,064	HP, Inc.	61,127
438	International Business Machines Corporation	61,438
245	Intuit, Inc.	61,510
270	Mastercard, Inc. - Class A	68,645
547	Microsoft Corporation	71,437
927	NetApp, Inc.	67,532
397	NVIDIA Corporation	71,857
1,160	Oracle Corporation	64,183
617	PayPal Holdings, Inc. (a)	69,579
370	salesforce.com, Inc. (a)	61,180
253	ServiceNow, Inc. (a)	68,692
2,693	Symantec Corporation	65,198
595	Synopsys, Inc. (a)	72,042
641	Total System Services, Inc.	65,536
409	Visa, Inc. - Class A	67,252
356	VMware, Inc. - Class A (a)	72,669
1,203	Western Digital Corporation	61,497
306	Workday, Inc. - Class A (a)	62,923
632	Worldpay, Inc. - Class A (a)	74,076
		1,980,906
	Materials - 1.0%
360	Ecolab, Inc.	66,269

		Real Estate - 3.0%
143		Equinix, Inc.	65,022
864		Prologis, Inc.	66,243
338		Simon Property Group, Inc.	58,711
			189,976
		Utilities - 2.1%
596		American Water Works Company, Inc.	64,481
1,709		Aqua America, Inc.	66,754
			131,235
		TOTAL COMMON STOCKS (Cost $5,701,417)	6,390,553
		TOTAL INVESTMENTS - 99.9% (Cost $5,701,417)	6,390,553
		Other Assets in Excess of Liabilities - 0.1%	6,942
		NET ASSETS - 100.0%	$6,397,495

		Percentages are stated as a percent of net assets.

	(a)	Non-income producing security.
	♦	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard and Poor Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services LLC.

Summary of Fair Value Disclosure at April 30, 2019 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2019:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$6,390,553	$-	$-	$6,390,553
Total Investments in Securities	$6,390,553	$-	$-	$6,390,553

^See Schedule of Investments for breakout of investments by sector classification.
For the period ended April 30, 2019, the Fund did not recognize any transfers to or from Level 3.

Item 2. Controls and Procedures.
(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s third fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      ETF Series Solutions

By (Signature and Title)        /s/ Kristina R. Nelson
    Kristina R. Nelson, President (principal executive officer)

Date          6/20/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Kristina R. Nelson
    Kristina R. Nelson, President (principal executive officer)

Date          6/20/19

By (Signature and Title)*       /s/ Kristen M. Weitzel
 Kristen M. Weitzel, Treasurer (principal financial officer)

Date          6/20/19

* Print the name and title of each signing officer under his or her signature.